General information	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
General information
Note 1	General information
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard 34
Interim Financial Reporting
. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2025 Annual Consolidated Financial Statements and the accompanying notes included on pages 144 to 241 in our 2025 Annual Report. Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. On
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, 2026, the Board of Directors authorized the Condensed Financial Statements for issue.